Schedule of Cash and Restricted Cash Reported in Financial Statements (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Cash		$ 372		$ 2,137
Restricted cash included within prepaid expenses and other current assets	$ 100	100		100
Restricted cash included deposits and other noncurrent assets	118	118
Total cash and restricted cash as shown in the unaudited condensed consolidated statements of cash flows	$ 10,365	$ 590	$ 300	$ 2,237	$ 420